Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AIM COUNSELOR SERIES TRUST (INVESCO COUNSELOR SERIES TRUST)
Prospectus Date	rr_ProspectusDate	Aug. 28, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Statutory Prospectus Supplement dated September 19, 2019

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Class A, C, R, Y, R5 and R6 shares of the Fund listed below:

Invesco Oppenheimer Real Estate Fund

This supplement amends the Statutory Prospectuses of the above referenced fund (the "Fund") and is in addition to any other supplement(s). You should read this supplement in conjunction with the Statutory Prospectuses and retain it for future reference.

Effective on or about November 18, 2019, the following changes are made to the prospectuses:

Barings LLC ("Barings") will no longer serve as the Fund's sub-adviser. All references to Barings are hereby removed from the Statutory Prospectuses.

The following information replaces in its entirety the third paragraph appearing under the heading "FUND SUMMARY - Principal Investment Strategies of the Fund" in the prospectuses:

"Top-Down Analysis: Invesco Advisers, Inc. (Invesco or the Adviser) and Invesco Asset Management Limited (the Sub-Adviser) have in-house real estate specialists who can provide field observations regarding local, regional and national real estate trends and fundamentals in support of the top-down analysis. The portfolio managers have access to comprehensive property databases that track the real estate markets by property type, geographic metro area and company portfolio. This allows the portfolio managers to use proprietary models to analyze markets at various levels, including Standard Industrial Classification code, zip code and Metropolitan Statistical Area, resulting in comprehensive industry databases."

Invesco Oppenheimer Real Estate Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Statutory Prospectus Supplement dated September 19, 2019

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Class A, C, R, Y, R5 and R6 shares of the Fund listed below:

Invesco Oppenheimer Real Estate Fund

This supplement amends the Statutory Prospectuses of the above referenced fund (the "Fund") and is in addition to any other supplement(s). You should read this supplement in conjunction with the Statutory Prospectuses and retain it for future reference.

Effective on or about November 18, 2019, the following changes are made to the prospectuses:

Barings LLC ("Barings") will no longer serve as the Fund's sub-adviser. All references to Barings are hereby removed from the Statutory Prospectuses.

The following information replaces in its entirety the third paragraph appearing under the heading "FUND SUMMARY - Principal Investment Strategies of the Fund" in the prospectuses:

"Top-Down Analysis: Invesco Advisers, Inc. (Invesco or the Adviser) and Invesco Asset Management Limited (the Sub-Adviser) have in-house real estate specialists who can provide field observations regarding local, regional and national real estate trends and fundamentals in support of the top-down analysis. The portfolio managers have access to comprehensive property databases that track the real estate markets by property type, geographic metro area and company portfolio. This allows the portfolio managers to use proprietary models to analyze markets at various levels, including Standard Industrial Classification code, zip code and Metropolitan Statistical Area, resulting in comprehensive industry databases."